TRADE PAYABLES (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade Payables
Trade payables	R$ 67.7	R$ 69.4
Related parties	245.3	258.3
Non-current	313.0	327.7
Trade payables	22,596.1	24,042.9
Related parties	1,146.7	1,180.6
Current	23,742.8	25,223.5
Total	R$ 24,055.8	R$ 25,551.2